Franklin Universal Trust
Statement of Investments (unaudited), November 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 40.7%
Electric Utilities 22.5%
Alliant Energy Corp. ................................... United States 80,000 $ 4,208,000
American Electric Power Co., Inc. ......................... United States 65,000 5,517,850
Duke Energy Corp. .................................... United States 46,060 4,267,920
Edison International ................................... United States 36,000 2,208,960
Entergy Corp. ........................................ United States 30,000 3,265,500
Evergy , Inc. .......................................... United States 80,000 4,432,800
Exelon Corp. ......................................... United States 80,000 3,285,600
FirstEnergy Corp. ..................................... United States 40,000 1,062,400
NextEra Energy, Inc. ................................... United States 120,000 8,830,800
Pinnacle West Capital Corp. ............................. United States 30,000 2,455,500
PPL Corp. ........................................... United States 24,500 696,290
Southern Co. (The) .................................... United States 60,000 3,591,000
Xcel Energy, Inc. ...................................... United States 60,000 4,041,600
47,864,220
Energy Equipment & Services 0.0%
†
a
Weatherford International plc ............................. United States 16,874 63,278
a
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 3,694 25,858
a
Birch Permian Holdings, Inc. ............................. United States 28,796 197,972
223,830
Metals & Mining 1.5%
BHP Group plc, ADR ................................... Australia 25,185 1,144,910
Freeport-McMoRan, Inc. ................................ United States 80,380 1,880,088
South32 Ltd., ADR .................................... Australia 10,074 88,047
3,113,045
Multi-Utilities 15.8%
CenterPoint Energy, Inc. ................................ United States 122,800 2,847,732
CMS Energy Corp. .................................... United States 90,000 5,538,600
Consolidated Edison, Inc. ............................... United States 40,000 3,050,000
Dominion Energy, Inc. .................................. United States 67,200 5,274,528
DTE Energy Co. ...................................... United States 30,000 3,774,300
NiSource, Inc. ........................................ United States 60,000 1,452,000
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,622,600
Sempra Energy ....................................... United States 45,000 5,736,600
WEC Energy Group, Inc. ................................ United States 35,000 3,323,250
33,619,610
Oil, Gas & Consumable Fuels 0.7%
Amplify Energy Corp. .................................. United States 245 247
a
California Resources Corp. .............................. United States 27 589
Enbridge, Inc. ........................................ Canada 39,360 1,228,426
a
Goodrich Petroleum Corp. ............................... United States 19,379 224,021
Riviera Resources, Inc. ................................. United States 5,042 1,190
1,454,473
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 3,330 35,997
Specialty Retail 0.1%
a
Party City Holdings, Inc. ................................ United States 37,652 172,445
a
Total Common Stocks (Cost $37,374,197) ......................................
86,546,898

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 $ 676,500
Total Preferred Stocks (Cost $598,125) .........................................
676,500
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 583 55
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 728 40
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 937 25
a
California Resources Corp., 10/27/24 ...................... United States 64 218
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 1 —
338
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 350 271
Total Warrants (Cost $—) .....................................................
609
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
c,d,e
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 23,602 4,558
Total Convertible Bonds (Cost $4,210) .........................................
4,558
Corporate Bonds 81.0%
Aerospace & Defense 0.5%
e
BWX Technologies, Inc. , Senior Note , 144A, 5.375% , 7/15/26 .... United States 600,000 625,386
e
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 500,000 515,000
1,140,386
Air Freight & Logistics 0.7%
e
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 700,000 707,875
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 700,000 720,562
1,428,437
Airlines 0.8%
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 1,000,000 1,077,993
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 500,000 543,125
1,621,118
Auto Components 2.8%
e
Adient US LLC , Senior Secured Note , 144A, 7% , 5/15/26 ....... United States 1,900,000 2,064,606
e
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 700,000 707,000
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 636,300
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ................... United States 1,400,000 1,513,211
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5% , 5/31/25 ... United States 1,000,000 1,127,483
6,048,600

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Banks 0.4%
d
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 900,000 $ 947,439
Biotechnology 0.4%
e
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 911,813
Building Products 1.5%
e
Cornerstone Building Brands, Inc. ,
Senior Note, 144A, 8%, 4/15/26 ........................ United States 900,000 948,960
Senior Note, 144A, 6.125%, 1/15/29 ..................... United States 500,000 528,437
e
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 300,000 307,094
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 300,000 316,500
e
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 315,188
e
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 833,000
3,249,179
Chemicals 2.7%
c,e
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 200,005 182,005
e
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 600,000 606,345
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 714,962
e
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,113,750
e
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 405,750
e
Neon Holdings, Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 United States 1,500,000 1,597,500
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 597,369
e
TPC Group, Inc. , Senior Secured Note , 144A, 10.5% , 8/01/24 .... United States 600,000 481,188
5,698,869
Commercial Services & Supplies 1.6%
e
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,500,000 1,589,092
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 593,250
e
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,249,500
3,431,842
Communications Equipment 0.8%
e
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 1,707,888
Construction & Engineering 1.1%
e
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 900,000 929,813
e
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,362,156
2,291,969
Construction Materials 0.6%
e
Cemex SAB de CV , Senior Secured Note , 144A, 5.2% , 9/17/30 ... Mexico 1,100,000 1,200,375
Consumer Finance 2.0%
e
FirstCash , Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 700,000 720,562
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 410,750
Senior Note, 6.5%, 6/15/22 ............................ United States 500,000 527,750
Senior Note, 7.25%, 9/25/23 ........................... United States 600,000 655,125

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 1,000,000 $ 1,092,500
Senior Note, 6.625%, 1/15/28 .......................... United States 700,000 804,433
4,211,120
Containers & Packaging 4.6%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 626,310
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 846,980
e
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,800,000 1,808,910
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 500,000 525,000
e
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 500,000 538,437
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 542,188
e
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,700,000 1,754,188
e
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 1,200,000 1,221,840
e
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 200,000 224,852
Senior Note, 144A, 4%, 12/01/27 ....................... United States 600,000 643,500
e
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 1,000,000 1,084,275
9,816,480
Diversified Financial Services 0.7%
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,471,875
Diversified Telecommunication Services 4.2%
e
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 2,000,000 2,258,150
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.75%, 2/15/26 ...................... United States 700,000 726,502
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 546,820
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,794,571
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 207,730
e
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,552,875
e
Virgin Media Secured Finance plc ,
Senior Secured Bond, 144A, 5.5%, 8/15/26 ................ United Kingdom 200,000 209,601
Senior Secured Bond, 144A, 4.5%, 8/15/30 ................ United Kingdom 1,100,000 1,154,175
e
Zayo Group Holdings, Inc. , Senior Secured Note , 144A, 4% , 3/01/27 United States 500,000 498,098
8,948,522
Electric Utilities 0.7%
e
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 1,500,000 1,586,640
Energy Equipment & Services 1.1%
e
CSI Compressco LP / CSI Compressco Finance, Inc. ,
c
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 948,950 691,851
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 361,842
e
Nabors Industries Ltd. ,
Senior Note, 144A, 7.25%, 1/15/26 ...................... United States 600,000 337,125
Senior Note, 144A, 7.5%, 1/15/28 ....................... United States 400,000 217,250
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ........... United States 500,000 184,000
e
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 917,000 639,607
2,431,675

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Entertainment 1.7%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 $ 1,018,125
Netflix, Inc. ,
Senior Bond, 5.875%, 2/15/25 .......................... United States 800,000 914,500
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 300,000 318,562
e
WMG Acquisition Corp. , Senior Secured Bond , 144A, 3% , 2/15/31 . United States 1,400,000 1,365,882
3,617,069
Equity Real Estate Investment Trusts (REITs) 1.4%
e
HAT Holdings I LLC / HAT Holdings II LLC ,
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 800,000 833,584
Senior Note, 144A, 6%, 4/15/25 ........................ United States 600,000 641,250
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 314,310
e
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 527,812
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 715,204
3,032,160
Food Products 1.5%
e
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 830,000
e
Kraft Heinz Foods Co. , Senior Bond , 144A, 4.25% , 3/01/31 ...... United States 800,000 889,414
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5%, 8/15/26 ........................ United States 700,000 727,464
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 319,688
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 500,000 522,625
3,289,191
Health Care Equipment & Supplies 0.2%
e
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 300,000 321,563
Health Care Providers & Services 3.9%
e
Centene Corp. , Senior Note , 144A, 5.375% , 8/15/26 ........... United States 500,000 529,375
CHS/Community Health Systems, Inc. ,
e
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 718,000 669,535
Senior Note, 6.875%, 2/01/22 .......................... United States 175,000 167,672
Senior Secured Note, 6.25%, 3/31/23 .................... United States 600,000 613,500
e
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 509,900
HCA, Inc. ,
Senior Bond, 5.875%, 2/15/26 .......................... United States 1,400,000 1,613,500
Senior Bond, 3.5%, 9/01/30 ............................ United States 1,200,000 1,242,644
e
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 400,000 428,992
e
Providence Service Corp. (The) , Senior Note , 144A, 5.875% ,
11/15/25 .......................................... United States 1,500,000 1,594,867
e
Tenet Healthcare Corp. , Senior Note , 144A, 6.125% , 10/01/28 .... United States 1,000,000 1,015,625
8,385,610
Hotels, Restaurants & Leisure 6.0%
e
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 1,000,000 998,750
e,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 15,750
e
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,445,847
e
Boyne USA, Inc. , Secured Note , 144A, 7.25% , 5/01/25 ......... United States 1,500,000 1,586,670
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 960,970

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
e
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 $ 424,000
e
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 400,000 425,368
e
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,500,000 1,445,467
e
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,300,000 1,272,375
e
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 400,000 423,792
e
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 434,380
e
Studio City Finance Ltd. , Senior Note , 144A, 7.25% , 2/11/24 ..... Macau 1,300,000 1,358,910
e
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 700,000 749,875
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,200,000 1,295,838
12,837,992
Household Durables 1.7%
e
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 6.75%, 8/01/25 ...................... United States 1,500,000 1,569,217
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 400,000 450,424
e
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.625% , 3/01/24 ...................... United States 400,000 429,000
Toll Brothers Finance Corp. , Senior Bond , 5.625% , 1/15/24 ...... United States 700,000 778,677
e
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 312,563
3,539,881
Independent Power and Renewable Electricity Producers 3.2%
e
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 949,725
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 723,800
Clearway Energy Operating LLC ,
Senior Note, 5.75%, 10/15/25 .......................... United States 400,000 421,750
Senior Note, 5%, 9/15/26 ............................. United States 700,000 723,492
e
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 644,016
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,900,000 1,805,000
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 .......... United States 2,100,000 1,508,062
6,775,845
Insurance 0.8%
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,600,000 1,718,704
Internet & Direct Marketing Retail 0.3%
e
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 525,938
IT Services 2.0%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 708,645
e
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 525,625
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 312,471
e
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 979,312
e
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,600,000 1,642,000
4,168,053

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Machinery 1.9%
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 $ 1,079,375
e
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 400,000 419,180
Tennant Co. , Senior Note , 5.625% , 5/01/25 .................. United States 1,600,000 1,664,000
e
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 321,938
e
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 600,000 631,125
4,115,618
Media 5.3%
e
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 400,000 418,500
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 510,000 510,691
e
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 500,000 505,625
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 700,000 759,062
Senior Note, 6.75%, 11/15/21 .......................... United States 700,000 733,579
e
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 334,875
e
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 402,290
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 310,750
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 .............. United States 400,000 420,512
e
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 500,000 551,875
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 500,000 508,125
e
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 700,000 761,845
e
Nexstar Broadcasting, Inc. ,
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,067,815
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 206,185
e
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 605,250
e
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 702,058
e
Sirius XM Radio, Inc. , Senior Note , 144A, 4.625% , 7/15/24 ...... United States 600,000 622,164
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 1,200,000 1,335,000
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 500,000 534,688
11,290,889
Metals & Mining 1.2%
e
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 4.75% ,
5/15/22 ........................................... Australia 800,000 825,500
e
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 1,080,000 1,179,225
e
Novelis Corp. , Senior Bond , 144A, 5.875% , 9/30/26 ........... United States 500,000 525,000
2,529,725
Oil, Gas & Consumable Fuels 9.1%
e
Aker BP ASA ,
Senior Note, 144A, 4.75%, 6/15/24 ...................... Norway 500,000 516,831
Senior Note, 144A, 5.875%, 3/31/25 ..................... Norway 500,000 517,574
Apache Corp. , Senior Note , 4.875% , 11/15/27 ................ United States 300,000 313,800
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 800,000 776,496
Cenovus Energy, Inc. ,
Senior Bond, 6.75%, 11/15/39 .......................... Canada 400,000 476,254
Senior Bond, 5.4%, 6/15/47 ............................ Canada 300,000 320,636
Senior Note, 5.375%, 7/15/25 .......................... Canada 700,000 772,695

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc., (continued)
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 700,000 $ 802,726
Cheniere Energy Partners LP ,
Senior Note, 5.625%, 10/01/26 ......................... United States 700,000 731,815
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,252,212
Senior Secured Note, 5.25%, 10/01/25 ................... United States 1,200,000 1,232,700
e
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 700,000 726,250
f
Chesapeake Energy Corp. , Senior Note , 7.5% , 10/01/26 ........ United States 1,500,000 97,500
Comstock Resources, Inc. , Senior Note , 9.75% , 8/15/26 ........ United States 600,000 635,250
e
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 700,000 752,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 6.75%, 4/01/23 ........................... United States 500,000 503,202
Senior Note, 5.75%, 4/01/25 ........................... United States 800,000 796,000
e
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 800,000 852,000
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 533,720
c,e
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 630,593 397,943
HighPoint Operating Corp. , Senior Note , 8.75% , 6/15/25 ........ United States 1,253,000 507,465
e
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 170,928 174,774
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 776,232 737,420
c,e,f
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 3,864
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 685,160
g
Senior Note, FRN, 1.671%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 400,000 382,298
Senior Note, 8.875%, 7/15/30 .......................... United States 1,100,000 1,243,688
Senior Note, 6.625%, 9/01/30 .......................... United States 200,000 209,188
QEP Resources, Inc. , Senior Bond , 5.25% , 5/01/23 ............ United States 700,000 599,550
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 1,072,250
e
Senior Note, 144A, 4.5%, 5/15/29 ....................... United States 200,000 207,125
e
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 423,056
19,253,942
Pharmaceuticals 2.3%
e
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,400,000 1,556,100
e
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 400,000 411,956
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 200,000 206,450
e
Catalent Pharma Solutions, Inc. , Senior Note , 144A, 4.875% ,
1/15/26 ........................................... United States 700,000 718,242
e
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 502,000 553,344
Senior Note, 144A, 6%, 6/30/28 ........................ United States 689,000 544,999
e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 243,295
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 500,000 547,370
4,781,756
Real Estate Management & Development 0.7%
e
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,051,875

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development (continued)
e
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 500,000 $ 533,542
1,585,417
Semiconductors & Semiconductor Equipment 0.7%
e
Amkor Technology, Inc. , Senior Note , 144A, 6.625% , 9/15/27 ..... United States 1,000,000 1,086,250
e
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 309,375
1,395,625
Software 1.2%
e
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,685,000
e
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 943,313
2,628,313
Specialty Retail 1.4%
e
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 550,312
e
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 300,000 318,938
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 400,000 425,750
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............ United States 1,200,000 1,277,778
e,g
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 370,005 318,204
2,890,982
Technology Hardware, Storage & Peripherals 0.2%
e
Dell International LLC / EMC Corp. ,
Senior Note, 144A, 5.875%, 6/15/21 ..................... United States 132,000 132,429
Senior Note, 144A, 7.125%, 6/15/24 ..................... United States 200,000 207,676
340,105
Textiles, Apparel & Luxury Goods 0.5%
e
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,053,125
Thrifts & Mortgage Finance 2.5%
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 534,062
e
NMI Holdings, Inc. , Senior Secured Note , 144A, 7.375% , 6/01/25 . United States 1,200,000 1,330,266
e
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 1,000,000 1,046,250
e
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. ,
Senior Bond, 144A, 3.875%, 3/01/31 ..................... United States 800,000 812,000
Senior Note, 144A, 3.625%, 3/01/29 ..................... United States 500,000 497,883
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 ............. United States 900,000 996,188
5,216,649
Trading Companies & Distributors 1.8%
e
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,000,000 1,015,315
H&E Equipment Services, Inc. ,
Senior Note, 5.625%, 9/01/25 .......................... United States 800,000 837,240
e
Senior Note, 144A, 3.875%, 12/15/28 .................... United States 600,000 600,000
e
HD Supply, Inc. , Senior Note , 144A, 5.375% , 10/15/26 ......... United States 300,000 318,562
e
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 500,000 545,038
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 400,000 449,938
3,766,093
Wireless Telecommunication Services 2.3%
c
Digicel Group 0.5 Ltd. ,
e
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 142,885 51,466
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 457,588 356,029

Franklin Universal Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
c
Digicel Group 0.5 Ltd., (continued)
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ... United States 1,300,000 $ 1,450,878
Sprint Corp. ,
Senior Note, 7.875%, 9/15/23 .......................... United States 1,200,000 1,384,500
Senior Note, 7.125%, 6/15/24 .......................... United States 500,000 582,505
T-Mobile USA, Inc. , Senior Note , 4.75% , 2/01/28 .............. United States 600,000 645,036
e
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 500,000 514,500
4,984,914
Total Corporate Bonds (Cost $171,407,570) .....................................
172,189,386
Marketplace Loans 1.7%
Diversified Financial Services 1.7%
b
Lending Club - LCX, 13.08% - 25.65%, 8/26/22 - 2/07/25 ........ United States 271,923 254,599
b
Lending Club, 10.33% - 25.65%, 6/14/22 - 3/19/25 ............ United States 3,663,170 3,141,748
b
Prosper, 11.99% - 23.24%, 11/12/23 - 11/30/25 ............... United States 124,691 124,175
b
Upgrade, 16.89% - 30.17%, 11/14/22 - 1/07/25 ............... United States 101,589 83,149
3,603,671
a a a a a a
Total Marketplace Loans (Cost $4,161,374) .....................................
3,603,671
Asset-Backed Securities 3.7%
Diversified Financial Services 3.7%
e,g,h
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 18.576%, 8/15/44 ................ United States 637,148 549,459
2019-31, PT, 144A, FRN, 18.248%, 9/15/44 ................ United States 582,542 505,062
2019-37, PT, 144A, FRN, 19.279%, 10/17/44 ............... United States 611,435 544,833
2019-42, PT, 144A, FRN, 18.752%, 11/15/44 ............... United States 597,896 519,268
2019-51, PT, 144A, FRN, 16.498%, 1/15/45 ................ United States 742,153 650,083
2019-52, PT, 144A, FRN, 17.6%, 1/15/45 .................. United States 635,772 561,526
2019-S3, PT, 144A, FRN, 13.446%, 6/15/44 ................ United States 172,370 148,338
2019-S4, PT, 144A, FRN, 10.4%, 8/15/44 .................. United States 558,668 482,465
2019-S5, PT, 144A, FRN, 13.462%, 9/15/44 ................ United States 542,597 487,640
2019-S6, PT, 144A, FRN, 11.359%, 10/17/44 ............... United States 542,812 469,647
2019-S7, PT, 144A, FRN, 11.425%, 12/15/44 ............... United States 482,164 420,854
2019-S8, PT, 144A, FRN, 10.225%, 1/15/45 ................ United States 543,867 473,182
2020-2, PT, 144A, FRN, 17.037%, 3/15/45 ................. United States 604,364 525,865
2020-7, PT, 144A, FRN, 16.873%, 4/17/45 ................. United States 362,931 316,506
e,g,h
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 382,285 375,698
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 430,573 423,687
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 79,678 80,444
e
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, 7.727% ,
2/15/26 ........................................... United States 417,149 410,417
7,944,974
a a a a a a
Total Asset-Backed Securities (Cost $8,640,743) ................................
7,944,974
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
Vistra Energy Corp., Escrow Account ...................... United States 700,000 1,050
Total Escrows and Litigation Trusts (Cost $18,346) ..............................
1,050
Total Long Term Investments (Cost $222,204,565) ...............................
270,967,646
a

Franklin Universal Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 16 .
Short Term Investments 2.2%
a a
Country Shares
a
Value
a
Money Market Funds 2.2%
i,j
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 4,755,699 $ 4,755,699
Total Money Market Funds (Cost $4,755,699) ...................................
4,755,699
Total Short Term Investments (Cost $4,755,699 ) .................................
4,755,699
a
Total Investments (Cost $226,960,264) 129.6% ..................................
$275,723,345
Notes Payable (30.5)% .......................................................
(64,934,089)
Other Assets, less Liabilities 0.9% .............................................
1,951,089
Net Assets 100.0% ...........................................................
$212,740,345
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2020, the aggregate value of these securities was $138,467,805, representing 65.1% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
The coupon rate shown represents the rate at period end.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior Fixed Rate Notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The
Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2020, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $5,235,951 $17,165,872 $(17,646,124) $— $— $4,755,699 4,755,699 $—
Total Affiliated Securities .... $5,235,951 $17,165,872 $(17,646,124) $— $— $4,755,699 $—
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2020, the reconciliation is as follows:
6
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 47,864,220 $ — $ — $ 47,864,220
Energy Equipment & Services ............. 63,278 — — 63,278
Machinery ............................ — 223,830 — 223,830
Metals & Mining ....................... 3,113,045 — — 3,113,045
Multi-Utilities .......................... 33,619,610 — — 33,619,610
Oil, Gas & Consumable Fuels ............. 1,454,473 — — 1,454,473
Paper & Forest Products ................. 35,997 — — 35,997
Specialty Retail ........................ 172,445 — — 172,445
Preferred Stocks ........................ 676,500 — — 676,500
Warrants :
Oil, Gas & Consumable Fuels ............. 218 — 120
a
338
Paper & Forest Products ................. — 271 — 271
Convertible Bonds ....................... — 4,558 — 4,558
Corporate Bonds ........................ — 172,189,386 — 172,189,386
Marketplace Loans ...................... — — 3,603,671 3,603,671
Asset-Backed Securities .................. — 7,944,974 — 7,944,974
Escrows and Litigation Trusts ............... — — 1,050 1,050
Short Term Investments ................... 4,755,699 — — 4,755,699
Total Investments in Securities ........... $91,755,485 $180,363,019 $3,604,841 $275,723,345
a
Includes securities determined to have no value at November 30, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
a
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Machinery ......... $ 158,851 $ — $ — $ — $ (158,851) $ — $ — $ — $ — $ —
Warrants :
Oil, Gas & Consumable
Fuels .......... 90 — — — — — — 30 120
c
30
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 5,625 — — — (5,625) — — — — —
Oil, Gas & Consumable
Fuels .......... 481 — — — (481) — — — — —
Marketplace Loans :
Diversified Financial
Services ........ 4,023,963 126,019 (543,903) — — — (89,787) 87,379 3,603,671 87,379
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2020, are as follows:
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
a
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $ 14 $ — $ — $ — $ — $ — $ — $ 1,036 $ 1,050 $ 1,036
Total Investments in Securities . $4,189,024 $126,019 $(543,903) $— $(164,957) $— $(89,787) $88,445 $3,604,841 $88,445
a
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Lending Club
...............
3,141,748 Discounted cash flow Loss-adjusted
discount rate
7.4% Decrease
b
Projected loss rate 24.5% Decrease
b
Lending Club – LCX
..........
254,599 Discounted cash flow Loss-adjusted
discount rate
5.3% Decrease
b
Projected loss rate 22.8% Decrease
b
All Other
....................
208,494
c
Total
.......................
3,604,841
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
5. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Statement of Investments (unaudited)

Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
FRN Floating Rate Note
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.